RELATED PARTY TRANSACTIONS - Promissory Note and Related Party Loans (Details) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 09, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Nov. 03, 2021	Dec. 15, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party		$ 200,000	$ 0
Outstanding balance under Working Capital Loans		0		$ 0
Promissory Note with Related Party
Related Party Transaction [Line Items]
Aggregate principal amount						$ 200,000
Repayment of promissory note - related party				$ 200,000
Promissory Note with Related Party | Subsequent Event
Related Party Transaction [Line Items]
Aggregate principal amount					$ 500,000
Related Party Loans
Related Party Transaction [Line Items]
Repayment of promissory note - related party	$ 200,000
Loan conversion agreement warrant		$ 1,500,000
Price of warrants ( in dollars per share)		$ 10.00